SCHEDULE OF ASSETS ACQUISITION (Details)	Sep. 14, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash	$ 300,000
Note Payable Related Party	3,623,770
Total consideration	7,438,544
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Cash	300,000
Common shares issued, value	3,438,544
Total consideration	7,438,544
South Salinas Project [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Note Payable Related Party	$ 3,700,000